SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation and Principles of consolidation

Basis of Presentation and Principles of consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with “U.S. GAAP” and present the consolidated financial statements of the Company and its wholly owned subsidiary. All intercompany transactions and balances are eliminated in consolidation.

Basis of Presentation: The financial statements and related disclosures have been prepared in conformity with GAAP.
Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with “U.S. GAAP” and present the consolidated financial statements of the Company and its wholly owned subsidiary. All significant intercompany transactions and balances are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Management bases its estimates on historical experience and other assumptions that it believes to be reasonable at the time. Actual results could differ from those estimates and any such differences may be material to the financial statements. Significant estimates are contained in the accompanying financial statements for the useful lives for depreciation and amortization of long-lived assets, allowance for credit losses, stock based compensation and the incremental borrowing rate used in determining the right-of-use assets and operating lease liabilities.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 4 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of Estimates

The preparation of financial statements in conformity with GAAP, requires management to make estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Management bases its estimates on historical experience and other assumptions that it believes to be reasonable at the time. Actual results could differ from those estimates, and any such differences may be material to the financial statements. Significant estimates are contained in the accompanying financial statements for the useful lives for depreciation   and amortization of long-lived assets, allowance for credit losses, and the incremental borrowing rate used in determining the right-of-use liability.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company deposits its cash with high credit quality financial institutions. The Company’s accounts at these institutions are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. All cash amounts in excess of $250,000 are unsecured. The Company has a deposit placement agreement for Insured Cash Sweep Service (“ICS”). This service is a secured, and convenient way to access FDIC protection on large deposits, earn a return, and enjoy flexibility. The Company believes that the ICS agreement will mitigate its credit risk as it relates to uninsured FDIC amounts in excess of $250,000. At June 30, 2025 and December 31, 2024, the Company’s balances exceeded federally insured limits by approximately $3,938,865 and $2,120,000, respectively.

Cash and Cash Equivalent

The Company places its cash with high credit quality financial institutions. The Company’s account at these institutions are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. All cash amounts in excess of $250,000 are unsecured. The Company has a deposit placement agreement for Insured Cash Sweep Service (“ICS”). This service is a secure, and convenient way to access FDIC protection on large deposits, earn a return, and enjoy flexibility. The Company believes that the ICS agreement will mitigate its credit risk as it relates to uninsured FDIC amounts in excess of $250,000. At December 31, 2024 and 2023, the Company’s balances exceeded federally insured limits by approximately $2,120,000 and $4,850,000, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount, which is the amount the Company expects to collect from its customers. Generally, payment is due from customers within 30-90 days of the invoice date. On a regular basis, the Company evaluates its accounts receivable and establishes the allowance for credit losses based on an evaluation of certain criteria and evidence of collection uncertainty including historical collection trends, reasonable expectations of future collections, current economic trends and changes in customer payment patterns. Past-due receivable balances are written off when the Company’s collection efforts have been deemed unsuccessful. The Company maintains an allowance for credit losses to reserve for potential uncollectible receivables. The allowance for credit losses as of June 30, 2025, and December 31, 2024, was $139,060 and $64,000, respectively. Net changes to the allowance primarily relates to provision (recoveries) for credit losses of ($7,666) and $82,000 related to reinstated invoices previously charged off for the six months ended June 30, 2025.

Accounts Receivable

Accounts receivables are recorded at the invoiced amount. which is the amount the Company expects to collect from its customers. Generally, payment is due from customers within 30-90 days of the invoice date. On a regular basis, the Company evaluates its accounts receivable and establishes the allowance for credit losses based on an evaluation of certain criteria and evidence of collection uncertainty including historical collection trends, reasonable expectations of future collections, current economic trends and changes in customer payment patterns. Past-due receivable balances are written off when the Company’s collection efforts have been deemed unsuccessful in collecting the outstanding balance due. The Company maintains an allowance for credit losses to reserve for potential uncollectible receivables. The allowance for credit losses as of December 31, 2024, and 2023 was $64,000 and $378,695, respectively.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Credit Concentration

Credit Concentration

The concentration of credit risks in accounts receivable is due to certain large customers comprising the Company’s customer base throughout North America. The Company maintains policies over credit extension that include credit evaluations, credit limits and collection monitoring procedures on a customer-by-customer basis. However, the Company generally does not require collateral before services are performed.

The Company has several customers for the three and six months ended June 30, 2025 and 2024 that make up in excess of 10% of revenue as follows:

	Three Months Ended		Six Months Ended
Customer	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
1	60%	49%	58%	47%
2	16%	11%	15%	10%
3	0%	29%	3%	25%

The Company has several customers as of June 30, 2025 and December 31, 2024 that make up in excess of 10% of accounts receivable as follows:

Customer	2025	2024
1	37%	48%
2	23%	25%
3	16%	0%
4	0%	14%

The Company has several vendors as of June 30, 2025 and December 31, 2024 that make up in excess of 10% of accounts payable as follows:

Vendor	2025	2024
1	51%	0%
2	0%	60%
3	0%	26%
4	12%	0%

The Company has one vendor for the three and six months ended June 30, 2025 and 2024 that make up equal to or more than 10% of services rendered to us as follows:

	Three Months Ended		Six Months Ended
Vendor	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
1	12%	11%	9%	11%

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 4 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Credit Concentration

The concentration of credit risks in accounts receivable is due to several large customers comprising the Company’s customer base throughout North America. The Company maintains policies over credit extension that include credit evaluations, credit limits and collection monitoring procedures on a customer-by-customer basis. However, the Company generally does not require collateral before services are performed.

The Company has several customers as of December 31, 2024 and 2023 that make up in excess of 10% of revenue as follows:

Customer	2024	2023
1	51%	28%
2	18%	0%
3	13%	0%
4	0%	22%
5	0%	15%

The Company has several customers as of December 31, 2024 and 2023 that make up in excess of 10% of accounts receivable as follows:

Customer	2024	2023
1	0%	46%
2	0%	11%
3	48%	0%
4	25%	0%
5	14%	0%

The Company has several vendors as of December 31, 2024 and 2023 that make up in excess of 10% of accounts payable as follows:

Vendor	2024	2023
1	60%	33%
2	0%	23%
3	26%	0%

The Company has several vendors as of December 31, 2024 and 2023 that make up equal to or more than 10% of services rendered to us as follows:

Vendor	2024	2023
1	0%	22%
2	10%	10%

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Inventory

Inventory

Inventory is stated at the lower of cost (using the first-in, first-out method (“FIFO”)) or net realizable value. We continually analyze our slow moving and excess inventories. Based on historical and projected sales volumes and anticipated selling prices, we determined that establishing a reserve was not necessary at this time. Inventory that is in excess of current and projected use is reduced by an allowance to a level that approximates its estimate of future demand. Products that are determined to be obsolete are written down to net realizable value. The Company’s inventory is comprised of raw materials for customer packaging needs as follows:

	June 30, 2025	December 31, 2024
Raw materials	$197,506	$158,362

Inventory

Inventory is stated at the lower of cost (using the first-in, first-out method (“FIFO”)) or net realizable value. We continually analyze our slow moving and excess inventories. Based on historical and projected sales volumes and anticipated selling prices, we determined that establishing a reserve was not necessary at this time. Inventory that is in excess of current and projected use is reduced by an allowance to a level that approximates its estimate of future demand. Products that are determined to be obsolete are written down to net realizable value. The Company’s inventory is comprised of raw materials for a customers packaging needs as follows:

	2024	2023
Raw materials	$158,362	$114,739

Property and Equipment

Property and Equipment

Property and equipment, net, is stated at cost less accumulated depreciation. Expenditures for major renewals and improvements that extend the life or usefulness of the asset are capitalized. Items of an ordinary repair or maintenance nature are charged directly to operating expense as incurred. During the construction and development period of an asset, the costs incurred, including interest expense, are classified as construction-in-progress. When the asset is ready for its intended use, the asset is reclassified to an appropriate asset classification and depreciation, or amortization commences.

The Company depreciates and amortizes the capitalized cost of these assets, using the straight-line method, as follows:

Asset Classification:

Computer equipment 3-5 years

Furniture and fixtures 5-8 years

Leasehold Improvements limited to lease term

The Company recognized depreciation expense of $76,401 and $72,428 for the six months ended June 30, 2025 and 2024, respectively, as well as $38,542 and $35,524 for the three months ended June 30, 2025 and 2024 in its consolidated statements of operations, respectively. Fully depreciated assets are retained in property and equipment and accumulated depreciation until they are removed from service.

The Company tests for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An impairment in the carrying value of long-lived assets is recognized if the expected future undiscounted cash flows derived from the assets, or group of assets, are less than their carrying value. The Company did not record any impairment charges related to long-lived assets in the periods presented.

Property and Equipment

Property and equipment, net is stated at cost less accumulated depreciation. Expenditures for major renewals and improvements which extend the life or usefulness of the asset are capitalized. Items of an ordinary repair or maintenance nature are charged directly to operating expense as incurred. During the construction and development period of an asset, the costs incurred, including interest expense, are classified as construction-in-progress. When the asset is ready for its intended use, the asset is reclassified to an appropriate asset classification and depreciation, or amortization commences.

The Company depreciates and amortizes the capitalized cost of these assets, using the straight-line method as follows:

Asset Classification:

Computer equipment 3-5 years

Furniture and fixtures 5-8 years

Leasehold Improvements Limited to lease term

Fully depreciated assets are retained in property, plant and equipment and accumulated depreciation until they are removed from service.

The Company tests for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An impairment in the carrying value of long-lived assets is recognized if the expected future undiscounted cash flows derived from the assets, or group of assets, are less than their carrying value. The Company did not record any impairment charges related to long-lived assets in the periods presented.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when control of the promised goods or services is transferred to the Company’s customers. Revenue is recorded at the transaction price, which is the amount that reflects the consideration the Company expects to receive in exchange for providing the goods or services. The Company’s primary performance obligations in our contracts with customers are to provide services related to emergency preparedness or to deliver specialty packaging. Most of the Company’s revenues are for services, which are recognized over time as the related time and materials are incurred at contractually agreed-upon rates. Product revenues are recognized at a point in time when the products are delivered and control transfers to the customer. The Company’s payment terms vary by the type of customer and the products or services offered. The periods between invoicing and when payments are due are not significant. Amounts billed to customers related to shipping and handling are classified as revenue and the Company’s shipping and handling costs are included in costs of revenues.

Disaggregation of Revenue

The following table presents our disaggregated revenues by distribution channel:

	Three Months Ended June 30,		Six Months Ended June 30,
Sales by distribution channel:	2025	2024	2025	2024
Emergency preparedness	$1,130,988	$1,050,360	$2,072,710	$2,053,541
Specialty packaging	535,321	935,408	1,042,977	1,722,748
Total	$1,666,309	$1,985,768	$3,115,687	$3,776,289

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 4 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

	Three Months Ended June 30,		Six Months Ended June 30,
Sales by customer type:	2025	2024	2025	2024
Governmental	$1,257,216	$1,074,650	$2,335,252	$2,164,636
Non-governmental	409,093	911,118	780,435	1,611,653
Total	$1,666,309	$1,985,768	$3,115,687	$3,776,289

Revenue Recognition

The Company recognizes revenue when control of the promised goods or services is transferred to the Company’s customers. Revenue is recorded at the transaction price, which is the amount that reflects the consideration the Company expects to receive in exchange for providing the goods or services. The Company’s primary performance obligations in our contracts with customers are to provide services related to emergency preparedness or to deliver specialty packaging. Most of the Company’s revenues are for services, which are recognized over time as the related time and materials are incurred at contractually agreed-upon rates. Product revenues are recognized at a point in time when the products are delivered and control transfers to the customer. The Company’s payment terms vary by the type of customers and the products or services offered. The periods between invoicing and when payments are due are not significant. Amounts billed to customers related to shipping and handling are classified as revenue, and the Company’s shipping and handling costs are included in costs of revenues.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Disaggregation of Revenue

Disaggregation of Revenue

The following table presents our disaggregated revenues by distribution channel:

Sales by distribution channel:	2024	2023
Emergency preparedness	$3,798,832	$7,492,175
Specialty packaging	2,764,580	5,710,284
Total	$6,563,412	$13,202,459

Emergency preparedness

Sales by customer type:	2024	2023
Governmental	$3,938,480	$7,628,333
Non-governmental	2,624,932	5,574,126
Total	$6,563,412	$13,202,459

Emergency preparedness

Emergency preparedness

We provide comprehensive services primarily to state and local governments. These services include managing their building sites, medical stockpiles of equipment, supplies and responding to state or local emergencies. We also provide Quality Control/Assurance to safeguard vaccines, medical supplies, and equipment. Revenue is recognized when services are rendered or medical supplies are shipped.

Emergency preparedness

Provides comprehensive services to mainly state and local governments, which includes managing their building sites, medical stockpiles of equipment, supplies and responding to state or local emergencies. We also provide Quality Control/Assurance to safeguard vaccines, medical supplies and equipment. Revenue is recognized when services are rendered, or medical supplies are shipped.

Perishable (non-pharma) Client Packaging.

Perishable (non-pharma) Client Packaging.

Our specialty temperature-regulating packaging solutions provide a better thermal system to maintain and protect products and ensure peak customer experience. In utilizing this packaging, customers yield the benefits of lower costs and overhead while improving process, agility, velocity, accuracy, and repeatability of complex fulfillment networks. Revenue is recorded when products are delivered or services is rendered. The Company has a contract with a customer for cloud-based temperature monitoring software. The customer paid their contract in advance and therefore revenue is earned monthly over the term of the contract.

Shipping and Handling Charges

Shipping and Handling Charges

The Company reports shipping and handling fees charged to customers as part of net sales and the associated expense as part of cost of sales. Shipping charges amounted to $311,011 and $1,044,749 for the years ended December 31, 2024 and 2023, respectively.

Advertising Expense

Advertising Expense

Advertising costs primarily consist of trade shows, other promotional expenses and the cost to retain our marketing firm. Advertising costs are expensed as incurred. Advertising expense for the three months ended June 30, 2025 and 2024 was $148,600 and $0, respectively. Advertising expense for the six months ended June 30, 2025 and 2024 was $289,549 and $2,916, respectively.

Advertising Expense

Advertising costs primarily consist of trade shows and other promotional expenses. Advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2024 and 2023 was $492,544 and $35,609, respectively,

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist of investment banking fees, professional fees and other expenses incurred through the balance sheet date that are directly related to the IPO and were charged to Additional Paid in Capital upon the completion of the IPO. As of June 30, 2025 and December 31, 2024, the Company had deferred offering costs of $0 and $136,025, respectively.

Deferred Offering Costs

Deferred offering costs consist of investment banking fees, professional fees and other expenses incurred through the balance sheet date that are directly related to the IPO and that will be charged to Additional Paid in Capital upon the completion of the IPO. For the years ended December 31, 2024 and 2023, the Company had deferred offering costs of $136,025 and 25,000, respectively.

Deferred Revenue

Deferred Revenue

Deferred revenue represents customer billings for services that are not yet rendered and is primarily related to customer invoices billed before services are rendered and for billings of annual or multi-year service contracts. As of June 30, 2025 and December 31, 2024, the Company has deferred revenue of $2,018 and $94,097 which will be recognized over the next year.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 4 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Deferred Revenue

Deferred revenue represents customer billings for services that are not yet rendered and is primarily related to a customer invoice billed before service was rendered and for billings of annual or multi-year service contracts. As of December 31, 2024, and 2023, the Company has deferred revenue of $94,097 and $20,188 which will be recognized over one to two years.

Cost of Revenues	Cost of Revenues Our cost of revenue primarily includes the amounts paid to outside service providers, monitoring, direct and indirect labor, warehouse rent and other related expenses.	Cost of Revenues Our cost of revenue primarily includes the amounts paid to outside service providers, monitoring, direct and indirect labor, warehouse rent and other related expenses.
Income Tax

Income Tax

Prior to the reorganization as described in Note 1, the Company’ historical operations were contained within a limited liability company. Accordingly, under the Internal Revenue Code, all taxable income or loss flowed through to its members until February 14, 2024. Therefore, no provision for federal income tax had been recorded in the accompanying financial statements for January 2024 and through February 14, 2024. Income from the Company was reported and taxed to the members on their individual tax returns. However, the Company has provided a provision for taxes in certain states that require an entity level tax.

The Company provides for income taxes and the related accounts under the asset and liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates expected to be in effect during the year in which the basis differences reverse. Valuation allowances are established when management determines it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Income Tax

Prior to the reorganization as described in Note 1, the Company’ historical operations were contained within a limited liability company. Accordingly, under the Internal Revenue Code, all taxable income or loss flowed through to its members until February 14, 2024. Therefore, no provision for federal income tax had been recorded in the accompanying financial statements for 2023 and through February 14, 2024. Income from the Company was reported and taxed to the members on their individual tax returns. However, the Company has provided a provision for taxes in certain states that require an entity level tax.

The Company provides for income taxes and the related accounts under the asset and liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates expected to be in effect during the year in which the basis differences reverse. Valuation allowances are established when management determines it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Leases

Leases

The Company’s leases predominantly relate to real estate and equipment, such as vehicles and industrial equipment utilized in operations. Contracts are reviewed at inception to determine if the arrangement is a lease. The Company generally enters into long-term real estate leases with one to ten-year terms. In the normal course of business, the Company also enters into short-term leases having terms of one year or less. These leases are generally equipment leases and storage areas entered into for short periods of time (e.g., daily, weekly, or monthly) to satisfy immediate and/or short-term operational needs of the business which can arise based upon the nature of particular services performed. Short term lease expenses relating to these agreements amounted to $119,990 and $0 for the three months ended June 30, 2025 and 2024, respectively and $237,224 and $0 for the six months ended June 30, 2025 and 2024, respectively. The Company has elected not to recognize right-of-use (“ROU”) assets and lease liabilities for these short-term leases. Operating leases with terms exceeding one year are recognized as ROU assets and lease liabilities and measured at commencement date based on the present value of the future lease payments over the lease term. Certain of the Company’s real estate leases contain escalating future lease payments. Escalating lease payments that are based upon explicit amounts contained in the lease or an index (e.g., consumer price index) are included in the Company’s determination of future lease payments to determine the ROU asset and lease liability recognized at the commencement date. A significant portion of the Company’s real estate lease agreements include renewal periods at the Company’s option. The Company includes these renewal periods in the lease term only when renewal is reasonably certain based upon facts and circumstances specific to the lease and known by the Company. The Company uses its incremental borrowing rate available at the lease commencement date in determining the present value of future lease payments as the implicit rate is typically not readily determinable. For operating leases, lease cost is recognized on a straight-line basis over the lease term and is included in cost of revenues or selling, general and administrative expenses depending on the use of the asset. As of June 30, 2025, and December 31, 2024, the Company did not have any leases that were classified as finance leases.

Leases

The Company’s leases predominately relate to real estate, equipment, such as vehicles and industrial equipment utilized in operations. Contracts are reviewed at inception to determine if the arrangement is a lease. The Company generally enters into long-term real estate leases with one to ten-year terms. In the normal course of business, the Company also enters into short-term leases having terms of one year or less. These leases are generally equipment leases entered into for short periods of time (e.g., daily, weekly, or monthly) to satisfy immediate and/or short-term operational needs of the business which can arise based upon the nature of particular services performed. The Company has elected not to recognize right-of-use (“ROU”) assets and lease liabilities for these short-term leases. Operating   leases with terms exceeding one year are recognized as ROU assets and lease liabilities and measured at commencement date based on the present value of the future lease payments over the lease term. Certain of the Company’s real estate leases contain escalating future lease payments. Escalating lease payments that are based upon explicit amounts contained in the lease or an index (e.g., consumer price index) are included in the Company’s determination of future lease payments to determine the ROU asset and lease liability recognized at the commencement date. Any differences in the future lease payments from initial recognition are not anticipated to be material and will be recorded as variable lease cost in the period incurred. The variable lease cost will also include the Company’s portion of property tax, utilities, and common area maintenance. A significant portion of the Company’s real estate lease agreements include renewal periods at the Company’s option. The Company includes these renewal periods in the lease term only when renewal is reasonably certain based upon facts and circumstances specific to the lease and known by the Company. The Company uses its incremental borrowing rate available at the lease commencement date in determining the present value of future lease payments as the implicit rate is typically not readily determinable. For operating leases, lease cost is recognized on a straight-line basis over the lease term and is included in cost of revenues or selling, general and administrative expenses depending on the use of the asset. For the years ended   December 31, 2024 and 2023, the Company did not have any leases that were classified as finance leases.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09). ASU 2023-09 is intended to enhance the decision usefulness of income tax disclosures and requires the disclosure of various disaggregated information, including an entity’s effective tax rate reconciliation as well as additional information on taxes paid. This ASU is effective on a prospective basis for annual periods beginning after December 15, 2024 with early adoption allowed. The Company is in the process of evaluating the effect of ASU 2023-09 on the financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires a public entity to disclose additional information about specific expense categories in the notes to the financial statements on an annual and interim basis. It is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. In January 2025, the FASB issued ASU 2025-01 to clarify that all public entities, including non-calendar year-end entities, should adopt the disclosure requirements of ASU 2024-03. The Company is currently evaluating the impact.

The FASB issues ASUs to amend the authoritative literature in ASC. There have been a number of ASUs to date, including those above, that amend the original text of ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to us or (iv) are not expected to have a significant impact on our consolidated financial statements.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” These amendments require, among other things, that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this ASU and all existing segment disclosures in Topic 208. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments retrospectively to all periods presented in the consolidated financial statements. The Company adopted ASU 2023-07 for the year ended December 31, 2024 and it did not have a material impact on its consolidated financial statements.

Specialty Packaging

Specialty Packaging.

Our specialty temperature-regulating packaging solutions provide a better thermal system to maintain and protect products and ensure peak customer experience. In utilizing this packaging, customers yield the benefits of lower costs and overhead while improving process, agility, velocity, accuracy, and repeatability of complex fulfillment networks. Revenue is recorded when products are delivered, or services are rendered. Additionally, it also includes amounts billed to customers related to shipping and handling are classified as revenue and the Company’s shipping and handling costs are included in costs of revenues.as well as the Company’s contract with a customer for cloud-based temperature monitoring software. The customer paid their contract in advance and therefore revenue is earned monthly over the term of the contract.

Stock Warrants

Stock Warrants

During the six months ended June 30, 2025, the Company granted 72,179 stock warrants to various individuals of the underwriting firm that assisted the Company with its initial public offering on February 4, 2025. The stock warrants were issued in lieu of cash for a portion of their services. The Company accounts for its warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”. The assessment considers whether the warrants are freestanding financial instruments that would require classification as a liability under ASC 480, as well as whether the warrants qualify for equity classification or require liability classification after consideration of the guidance and criteria outlined in ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions that impact classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance. For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. As of June 30, 2025, the Company’s consolidated balance sheet included equity classified warrants, reported as part of the additional paid in capital.

Stock-Based Compensation

Stock-Based Compensation

The Company provides stock-based compensation to its employees and Board of Directors. The Company is required to exercise judgment and make estimates when determining the (i) fair value of each award granted and (ii) projected number of awards expected to vest. The Company calculates the fair value of all stock-based awards at the date of grant using the Black-Scholes option-pricing model for stock options and Monte Carlo simulation model for market-based awards. The Company uses the straight-line method to amortize this fair value as compensation cost over the requisite service period. Any forfeitures are recognized as they occur.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 4 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net Loss per Common Share

Net Loss per Common Share

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income per share because their effect was anti-dilutive for the three months and six months ended June 30, 2025 and June 30, 2024:

	June 30, 2025	June 30, 2024
Stock Options	1,187,500	-
Restricted Stock Awards	512,500	-
Stock Warrants	72,179	-
Total	1,772,179	-